Expense Example - PGIM National Muni Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 384
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,072
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,677
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	524
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	$ 414